Statements of Changes In Shareholders' Equity - USD ($) $ in Thousands		Share Capital		Additional paid in capital	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2015				$ 1,442	$ (1,442)
Beginning Balance, shares at Dec. 31, 2015	[1]	19,736,264
CHANGES
Issuance of ordinary shares to effect reverse recapitalization transaction
Issuance of ordinary shares to effect reverse recapitalization transaction, shares		35,884,116	[1]	1,733		1,733
Issuance of ordinary shares and warrants				$ 4,444		$ 4,444
Issuance of ordinary shares and warrants, shares	[1]	15,050,032
Exercise of options
Exercise of options, shares		2,392,275	[1]
Share-based payment				405		$ 405
Share-based payment, shares	[1]
Loss for the year					(1,913)	(1,913)
Ending Balance at Dec. 31, 2016				8,024	(3,355)	4,669
Ending Balance, shares at Dec. 31, 2016	[1]	73,062,687
CHANGES
Issuance of ordinary shares and warrants				10,745		10,745
Issuance of ordinary shares and warrants, shares	[1]	21,027,690
Exercise of warrants				22,249		22,249
Exercise of warrants, shares	[1]	14,496,403
Exercise of options				641		641
Exercise of options, shares	[1]	865,509
Share-based payment				2,455		2,455
Share-based payment, shares	[1]	50,000
Loss for the year					(15,942)	(15,942)
Ending Balance at Dec. 31, 2017				44,114	(19,297)	24,817
Ending Balance, shares at Dec. 31, 2017	[1]	109,502,289
CHANGES
Issuance of ordinary shares and warrants				11,208		11,208
Issuance of ordinary shares and warrants, shares	[1]	21,963,411
Exercise of warrants				125		125
Exercise of warrants, shares	[1]	156,500
Exercise of options				34		34
Exercise of options, shares	[1]	288,204
Share-based payment				2,040		2,040
Share-based payment, shares	[1]	25,000
Loss for the year					$ (14,657)	(14,657)
Ending Balance at Dec. 31, 2018						$ 23,567
Ending Balance, shares at Dec. 31, 2018		131,935,404	[1]	57,521	(33,954)

[1]	Represents the number of shares of the legal acquirer for all periods presented.